Basis for Preparation of Financial Statements and Applicable Accounting Standards - Summary of Reconciliation of Aggregate Opening Allowances and Provisions for Loan Commitments and Financial Guarantee Contracts (Detail)
$ in Thousands
Jan. 01, 2018 ARS ($)
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Impairment allowance	$ 3,937,321
Loans and other financing [member]
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Impairment allowance	3,937,321
Sub Total Loans and Other Debt Securities [member]
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Impairment allowance	3,937,321
Remeasurement [member]
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Impairment allowance	29,435
Remeasurement [member] | Loans and other financing [member]
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Impairment allowance	25,481
Remeasurement [member] | Other debt securities measured at amortized cost [Member]
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Impairment allowance	58
Remeasurement [member] | Sub Total Loans and Other Debt Securities [member]
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Impairment allowance	25,539
Remeasurement [member] | Letters Of Credit [member]
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Impairment allowance	3,536
Remeasurement [member] | Guarantees and other commitments [member]
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Impairment allowance	360
Remeasurement [member] | Sub Total Letters of credit and guarantees [member]
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Impairment allowance	3,896
Expected credit losses under IFRS 9 [member]
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Impairment allowance	3,966,756
Expected credit losses under IFRS 9 [member] | Loans and other financing [member]
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Impairment allowance	3,962,802
Expected credit losses under IFRS 9 [member] | Other debt securities measured at amortized cost [Member]
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Impairment allowance	58
Expected credit losses under IFRS 9 [member] | Sub Total Loans and Other Debt Securities [member]
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Impairment allowance	3,962,860
Expected credit losses under IFRS 9 [member] | Letters Of Credit [member]
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Impairment allowance	3,536
Expected credit losses under IFRS 9 [member] | Guarantees and other commitments [member]
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Impairment allowance	360
Expected credit losses under IFRS 9 [member] | Sub Total Letters of credit and guarantees [member]
Disclosure of Impact of transition to IFRS 9 on retained earnings [line items]
Impairment allowance	$ 3,896